EQUITY	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
EQUITY
NOTE 18:-	EQUITY

a.	Share capital

	Year ended December 31,
	2019	2020

Authorized number of shares	50,000,000	50,000,000

Issued and outstanding number of shares	27,202,795	27,236,752

b.
Rights attached to shares:

An ordinary share confers upon its holder(s) a right to vote at the general meeting, a right   to participate in distribution of dividends, and a right to participate in the distribution of surplus assets upon liquidation of the Company.

c.	In March 2014, the Company completed its IPO, and its securities are listed for trading on NASDAQ. In September 21, 2017, the Company completed a follow-on public offering.

d.	Movement in share capital:

•	During 2019, the authorized number of shares was increased by 12,755,492 shares which has a nominal value of $40.

•	On December 31, 2019, the company issued additional 23,956 ordinary shares upon vesting of outstanding RSU’s.

•	During 2020, the company issued additional 33,958 ordinary shares upon vesting of outstanding RSU’s.